Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Market Adjustment of Cash Flow Hedges Generated by Hedge Instruments - Cash flow hedge - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Market Adjustment of Cash Flow Hedges Generated by Hedge Instruments [Line Items]
Cash flow hedge net gains (losses)	$ (77,801)	$ 84,416
Interbank loans
Schedule of Market Adjustment of Cash Flow Hedges Generated by Hedge Instruments [Line Items]
Cash flow hedge net gains (losses)	(9,630)	(10,675)
Time deposits and other time liabilities
Schedule of Market Adjustment of Cash Flow Hedges Generated by Hedge Instruments [Line Items]
Cash flow hedge net gains (losses)	(138)	516
Issued debt instruments
Schedule of Market Adjustment of Cash Flow Hedges Generated by Hedge Instruments [Line Items]
Cash flow hedge net gains (losses)	3,972	(9,684)
Debt financial instrument
Schedule of Market Adjustment of Cash Flow Hedges Generated by Hedge Instruments [Line Items]
Cash flow hedge net gains (losses)	19,449	(4,235)
Loans and accounts receivable at amortised cost
Schedule of Market Adjustment of Cash Flow Hedges Generated by Hedge Instruments [Line Items]
Cash flow hedge net gains (losses)	$ (91,454)	$ 108,494